Recent Developments, Acquisitions, and Other Transactions (Details) - USD ($) $ in Thousands				9 Months Ended
		Jul. 27, 2026	Jul. 01, 2026	Sep. 30, 2026	Sep. 30, 2025
Tank Sale
Business Combination [Line Items]
Proceeds from sale, net	[1]			$ 158,822	$ 0
Tank Sale | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Combination [Line Items]
Disposed asset portfolio as percentage of total fleet CEU		1.00%
Proceeds from sale, net	[1]			158,800
Disposal group, not discontinued operation, gain (loss) on disposal		$ 37,200
Disposal group not discontinued operation tax expense benefit		$ 8,900
TCF IX Disposition
Business Combination [Line Items]
Proceeds from sale, net	[1]			$ 194,919	$ 0
TCF IX Disposition | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Combination [Line Items]
Disposal group, including discontinued operation, assets			$ 1,000,000
Disposal group, including discontinued operation, liabilities			800,000
Proceeds from divestiture of interest in consolidated subsidiaries			243,700
Noncash or part noncash divestiture, amount of consideration received			102,700
Equity method investment, realized gain (loss) on disposal			$ 67,600

[1]	(1) For additional information, refer to Note 2 - "Recent Developments, Acquisitions, and Other Transactions".